Shareholders’ Equity (Details) - USD ($)											6 Months Ended
		Apr. 30, 2026	Apr. 27, 2026	Mar. 26, 2026	Mar. 06, 2026	Feb. 25, 2026	Feb. 13, 2026	Jan. 30, 2026	Apr. 07, 2025	Mar. 19, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Class of Stock [Line Items]
Aggregate fair value (in Dollars)								$ 190,473	$ 1,558,200	$ 1,558,200		$ 1,558,200
Grant-date closing prices (in Dollars per share)								$ 20.4	$ 105.4	$ 143
Retroactive effect reverse share split											1-for-20
Gross proceeds from issuance shares											$ 5,174,400
Share Incentive Plan [Member]
Class of Stock [Line Items]
Retroactive effect reverse share split			1-for-20
Board of Directors [Member] | Minimum [Member]
Class of Stock [Line Items]
Par value (in Dollars per share)		$ 0.2
Board of Directors [Member] | Maximum [Member]
Class of Stock [Line Items]
Par value (in Dollars per share)		$ 0.0001
Board of Directors [Member] | Common Shares [Member]
Class of Stock [Line Items]
Authorized share capital		$ 1,000,000
Retroactive effect reverse share split			1-for-20
Shares authorized		10,000,000,000	10,000,000,000			31,000,000
Shares issued			500,000,000			1,550,000
Common stock value			$ 2,000,000,000
Class A Common Shares [Member]
Class of Stock [Line Items]
Par value (in Dollars per share)	[1]										$ 0.0001		$ 0.2
Common shares issued	[1]										3,249,337		249,255
Common shares outstanding	[1]										3,249,337		239,918
Board of directors approved the grants								9,338	8,000	5,000
Warrant shares											3,000,000
Percentage of purchase price											250.00%
Warrants to purchase shares											3,000,000
Expire period											5 years
Common stock value	[1]										$ 325		$ 49,851
Class A Common Shares [Member] | Private Placement [Member]
Class of Stock [Line Items]
Percentage of purchase price											200.00%
Class A Common Shares [Member] | Common Shares [Member]
Class of Stock [Line Items]
Aggregate fair value (in Dollars)	[2]											$ 2,600
Private placement shares	[2]										3,000,000
Class A Common Shares [Member] | Board of Directors [Member] | Common Shares [Member]
Class of Stock [Line Items]
Par value (in Dollars per share)		$ 0.0001	$ 0.01			$ 0.01
Issue price per share (in Dollars per share)			$ 0.2	$ 0.2
Authorized share capital				$ 100,000,000
Retroactive effect reverse share split			1-for-20			1-for-20
Shares authorized		9,600,000,000	9,600,000,000	480,000,000		30,000,000
Shares issued			480,000,000			1,500,000
Class B Common Shares [Member]
Class of Stock [Line Items]
Par value (in Dollars per share)	[1]										$ 0.0001		$ 0.2
Common shares issued	[1]
Common shares outstanding	[1]
Common stock value	[1]
Class B Common Shares [Member] | Board of Directors [Member] | Common Shares [Member]
Class of Stock [Line Items]
Par value (in Dollars per share)		$ 0.0001	$ 0.01			$ 0.01
Issue price per share (in Dollars per share)			$ 0.2	$ 0.2		$ 0.2
Retroactive effect reverse share split			1-for-20			1-for-20
Shares authorized		400,000,000	400,000,000	20,000,000		1,000,000
Shares issued			20,000,000			50,000
Securities Purchase Agreement [Member] | Class A Common Shares [Member]
Class of Stock [Line Items]
Subscription price per share							$ 8
Aggregate purchase of warrant							6,000,000
Gross proceeds from issuance shares					$ 24,000,000
Securities Purchase Agreement [Member] | Class A Common Shares [Member] | Private Placement [Member]
Class of Stock [Line Items]
Private placement shares							3,000,000
Securities Purchase Agreement [Member] | Class A Common Shares [Member] | Warrants [Member]
Class of Stock [Line Items]
Par value (in Dollars per share)							$ 0.2

[1]	The financial statements give retroactive effect to the 1-for-20 reverse share split effected on April 27, 2026.
[2]	The financial statements give retroactive effect to the 1-for-20 reverse share split effected on April 27, 2026.